Derivative instruments and hedging activities - Schedule of derivatives used for trading and non-trading purposes (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ 195	¥ 243	¥ 400	¥ 453
Equity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(61)	14	(42)	(20)
Interest rate contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	62	190	303	302
Credit contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(19)	4	(56)	(101)
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	189	55	168	270
Commodity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ 24	¥ (20)	¥ 27	¥ 2

[1]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six months ended September 30, 2022 and 2023, net gains (losses) for these non-trading derivatives were not significant.